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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: _____________
This Amendment (Check only one):    [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Parametric Risk Advisors, LLC
Address: 16 Bridge Square
         Westport, CT 06880

Form 13F File Number;

The instructional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brad Berggren
Title:   Chief Compliance Officer
Phone:   203-227-1700

    /S/ Brad Berggren            Westport, CT              July 25, 2007
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                           1
Form 13F Information Table Entry Total:              6,443,900
Form 13F Information Table Value Total             268,645.445
                                                    (thousands)

List of Other Included Managers:

No.             Form 13F File Number                   Name
---             --------------------                   ----
1                                       William & Flora Hewlett Foundation
___             ____________________    __________________________________


Other Managers Reporting for this Manager:

No.             Form 13F File Number                   Name
---             --------------------                   ----

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
                                                                                                          Voting Authority
                                                                 Shares/Prn          Investment  Other   -------------------
Name of Issuer       Title of Class   CUSIP     Market Value       Amount     Sh/Prn Discretion Managers Sole Shared  None
--------------       -------------- --------- ---------------- -------------- ------ ---------- -------- ---- ------ -------
MICROSOFT CORP COM   COMMON SHARES  594918104          5858636         198800   Sh       SOLE                         198800
HEWLETT PACKARD CO
  COM                COMMON SHARES  428236103        156170000        3500000   Sh     SHARED      1                 3500000
AGILENT
  TECHNOLOGIES INC
  COM                COMMON SHARES  00846U101         76880000        2000000   Sh     SHARED      1                 2000000
STANDARD AND POORS
  DEPOSITORY
  RECEIPTS           COMMON SHARES  78462F103          7371070          49000   Sh       SOLE                          49000
COMCAST CORPORATION
  SPECIAL CLASS A    COMMON SHARES  20030N200         16776000         600000   Sh       SOLE                         600000
ENERGY SELECT
  SECTOR SPDR        COMMON SHARES  81369Y506          3794450          55000   Sh       SOLE                          55000
AEGON N.V.-NY REG
  SHR                COMMON SHARES    7924103            76635           3900   Sh       SOLE                           3900
AMERICAN
  INTERNATIONAL
  GROUP              COMMON SHARES   26874107           119051           1700   Sh       SOLE                           1700
BOEING CO            COMMON SHARES   97023105           134624           1400   Sh       SOLE                           1400
BANK OF AMERICA CORP COMMON SHARES   60505104            83113           1700   Sh       SOLE                           1700
ANHEUSER-BUSCH COS
  INC.               COMMON SHARES   35229103           104320           2000   Sh       SOLE                           2000
CARDINAL HEALTH INC  COMMON SHARES  14149Y108            98896           1400   Sh       SOLE                           1400
CLOROX COMPANY       COMMON SHARES  189054109            93150           1500   Sh       SOLE                           1500
ENERGIZER HOLDINGS
  INC                COMMON SHARES  29266R108           129480           1300   Sh       SOLE                           1300
FIFTH THIRD BANCORP  COMMON SHARES  316773100            95448           2400   Sh       SOLE                           2400
HOME DEPOT INC       COMMON SHARES  437076102            98375           2500   Sh       SOLE                           2500
JPMORGAN CHASE & CO  COMMON SHARES  46625H100            96900           2000   Sh       SOLE                           2000
KING
  PHARMACEUTICALS
  INC                COMMON SHARES  495582108           110484           5400   Sh       SOLE                           5400
MEDTRONIC INC        COMMON SHARES  585055106           103720           2000   Sh       SOLE                           2000
NORTHROP GRUMMAN
  CORP               COMMON SHARES  666807102            85657           1100   Sh       SOLE                           1100
PEPSICO INC          COMMON SHARES  713448108            97275           1500   Sh       SOLE                           1500
PFIZER INC           COMMON SHARES  717081103           135521           5300   Sh       SOLE                           5300
WACHOVIA CORP        COMMON SHARES  929903102            51250           1000   Sh       SOLE                           1000
YAHOO! INC           COMMON SHARES  984332106            81390           3000   Sh       SOLE                           3000
Totals                                        268,645,445.0000 6,443,900.0000